INCOME TAXES - Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense/(recovery)
Canada		$ (13,910)	$ (400)
United States	$ (14,525)	(19,504)	(26,693)
Current Tax expense/(recovery)	(14,525)	(33,414)	(27,093)
Deferred Tax expense/(recovery)
Canada	(24,584)	11,023	3,915
United States	(221,646)	70,252	126,389
Deferred Tax expense/(recovery)	(246,230)	81,275	130,304
Income Tax expense/(recovery)	$ (260,755)	$ 47,861	$ 103,211